Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 26.8%
Industrial - 15.1%
Basic - 1.3%
Alpek SAB de CV
4.25%, 9/18/29 (a)	U.S.$	449	$457,980
Braskem Netherlands Finance BV
4.50%, 1/31/30 (a)		8,525	8,503,687
Celulosa Arauco y Constitucion SA
4.20%, 1/29/30 (a)		2,160	2,171,475
Dow Chemical Co. (The)
3.00%, 11/15/22		6	6,139
DuPont de Nemours, Inc.
4.205%, 11/15/23		4,915	5,256,740
4.493%, 11/15/25		4,913	5,411,522
Eastman Chemical Co.
3.80%, 3/15/25		2,282	2,407,099
Glencore Funding LLC
4.125%, 5/30/23 (a)		2,622	2,737,368
GUSAP III LP
4.25%, 1/21/30 (a)		5,248	5,359,520
Inversiones CMPC SA
4.375%, 4/04/27 (a)		2,062	2,174,121
Inversiones CMPC SA/Cayman Islands Branch
4.375%, 5/15/23 (a)		1,151	1,194,163
Orbia Advance Corp. SAB de CV
4.00%, 10/04/27 (a)		3,400	3,488,400
4.875%, 9/19/22 (a)		1,519	1,599,222
Suzano Austria GmbH
6.00%, 1/15/29		4,928	5,570,180

			46,337,616

Capital Goods - 0.4%
Boeing Co. (The)
1.65%, 10/30/20		15	14,945
Caterpillar Financial Services Corp.
2.00%, 3/05/20		13	13,004
Embraer Netherlands Finance BV
5.40%, 2/01/27		4,960	5,589,300
General Electric Co.
0.875%, 5/17/25	EUR	2,271	2,560,856
United Technologies Corp.
3.95%, 8/16/25	U.S.$	6,049	6,600,609

			14,778,714

Communications - Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		13,196	14,544,367
5.05%, 3/30/29		6,450	7,304,109
Comcast Corp.
4.15%, 10/15/28		4,460	5,021,291
Cox Communications, Inc.
2.95%, 6/30/23 (a)		2,401	2,442,826

	Principal Amount (000)		U.S. $ Value
Time Warner Cable LLC
4.00%, 9/01/21	U.S.$	18	$18,414
4.125%, 2/15/21		3,143	3,193,948
4.50%, 9/15/42		2,370	2,426,359
ViacomCBS, Inc.
3.375%, 2/15/28		5,673	5,815,563
3.70%, 6/01/28		526	551,337

			41,318,214

Communications - Telecommunications - 2.0%
AT&T, Inc.
3.40%, 5/15/25		22,024	23,096,349
3.60%, 7/15/25		6,420	6,793,837
4.35%, 3/01/29		6,400	7,108,608
4.55%, 3/09/49		3,820	4,242,186
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		6,740	7,147,635
Verizon Communications, Inc.
4.862%, 8/21/46		2,993	3,716,528
5.012%, 4/15/49		4,322	5,531,901
Vodafone Group PLC
3.75%, 1/16/24		11,123	11,751,449

			69,388,493

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
4.063%, 11/01/24		3,400	3,471,876
General Motors Financial Co., Inc.
4.30%, 7/13/25		1,405	1,500,231
5.10%, 1/17/24		6,170	6,697,720
5.25%, 3/01/26		1,600	1,774,992

			13,444,819

Consumer Cyclical - Restaurants - 0.1%
Starbucks Corp.
4.50%, 11/15/48		2,311	2,673,203

Consumer Non-Cyclical - 3.5%
AbbVie, Inc.
2.95%, 11/21/26 (a)		5,352	5,441,967
4.875%, 11/14/48		3,688	4,254,551
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 1/23/49		9,040	11,745,582
BAT Capital Corp.
3.215%, 9/06/26		7,377	7,429,155
Becton Dickinson and Co.
3.734%, 12/15/24		1,826	1,939,303
Biogen, Inc.
4.05%, 9/15/25		7,188	7,821,263
Bristol-Myers Squibb Co.
2.875%, 8/15/20 (a)		7	7,040
Cigna Corp.
3.40%, 3/01/27 (a)		8,649	8,981,986
3.75%, 7/15/23		2,272	2,385,055
4.125%, 11/15/25		2,682	2,911,982
4.375%, 10/15/28		3,600	3,994,884

	Principal Amount (000)		U.S. $ Value
CVS Health Corp.
3.25%, 8/15/29	U.S.$	1,721	$1,755,661
4.10%, 3/25/25		4,035	4,339,400
4.30%, 3/25/28		4,035	4,414,572
Kraft Heinz Foods Co.
3.75%, 4/01/30 (a)		5,190	5,349,748
3.95%, 7/15/25		426	449,370
Medtronic, Inc.
3.50%, 3/15/25		4,034	4,322,391
Mylan NV
3.95%, 6/15/26		6,825	7,095,065
Reynolds American, Inc.
6.875%, 5/01/20		1,300	1,320,631
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26		11,825	12,187,200
Sigma Alimentos SA de CV
4.125%, 5/02/26 (a)		378	394,538
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23		6,627	7,120,844
Tyson Foods, Inc.
3.95%, 8/15/24		5,908	6,317,779
4.00%, 3/01/26		763	826,123
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		3,400	3,403,230
Zoetis, Inc.
3.45%, 11/13/20		2,422	2,449,223

			118,658,543

Energy - 4.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		11,885	12,400,571
4.08%, 12/15/47		1,710	1,757,897
Cenovus Energy, Inc.
3.00%, 8/15/22		4,694	4,756,665
Energy Transfer Operating LP
4.65%, 6/01/21		6	6,162
4.75%, 1/15/26		6,615	7,149,161
5.50%, 6/01/27		5,482	6,170,265
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		1,196	1,264,471
Eni SpA
4.25%, 5/09/29 (a)		3,228	3,540,761
Enterprise Products Operating LLC
3.35%, 3/15/23		11	11,385
5.20%, 9/01/20		2,133	2,177,494
Hess Corp.
4.30%, 4/01/27		5,930	6,313,434
Kinder Morgan Energy Partners LP
3.45%, 2/15/23		7	7,218
Kinder Morgan, Inc./DE
3.15%, 1/15/23		5,150	5,275,042
Marathon Oil Corp.
3.85%, 6/01/25		10,900	11,532,963

	Principal Amount (000)		U.S. $ Value
Marathon Petroleum Corp.
5.125%, 3/01/21-12/15/26	U.S.$	7,673	$8,700,054
National Oilwell Varco, Inc.
2.60%, 12/01/22		4	4,043
Newfield Exploration Co.
5.625%, 7/01/24		3,110	3,430,237
Noble Energy, Inc.
3.90%, 11/15/24		6,369	6,741,586
Occidental Petroleum Corp.
2.90%, 8/15/24		5,750	5,841,022
3.20%, 8/15/26		889	899,304
ONEOK, Inc.
4.00%, 7/13/27		4,900	5,202,379
4.35%, 3/15/29		4,164	4,521,813
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 1/31/23		5,792	5,839,205
3.60%, 11/01/24		8,819	9,098,827
3.85%, 10/15/23		2,600	2,689,674
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		4,443	4,898,585
5.875%, 6/30/26		1,000	1,149,780
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27		5,150	5,344,927
Western Midstream Operating LP
4.50%, 3/01/28		2,025	1,974,497
4.75%, 8/15/28		1,275	1,269,658
Williams Cos., Inc. (The)
3.35%, 8/15/22		7	7,181
4.125%, 11/15/20		4,549	4,603,497
4.30%, 3/04/24		3,115	3,323,051
4.50%, 11/15/23		6,712	7,169,826

			145,072,635

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (a)		3,311	3,574,845

Services - 0.5%
Expedia Group, Inc.
3.80%, 2/15/28		5,946	6,066,585
Global Payments, Inc.
4.00%, 6/01/23		2,747	2,892,618
S&P Global, Inc.
4.40%, 2/15/26		6,121	6,797,554

			15,756,757

Technology - 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		1,353	1,401,275
3.875%, 1/15/27		9,791	10,171,772
Broadcom, Inc.
3.625%, 10/15/24 (a)		2,625	2,726,561
4.25%, 4/15/26 (a)		2,925	3,113,867
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)		1,615	1,864,582

	Principal Amount (000)		U.S. $ Value
KLA Corp.
4.65%, 11/01/24	U.S.	$ 6,404	$7,060,858
Lam Research Corp.
2.80%, 6/15/21		2,639	2,670,589
Micron Technology, Inc.
4.975%, 2/06/26		5,469	6,075,348
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, 6/18/26 (a)		2,078	2,201,039
Seagate HDD Cayman
4.75%, 1/01/25		1,775	1,891,547

			39,177,438

Transportation - Railroads - 0.1%
Lima Metro Line 2 Finance Ltd.
4.35%, 4/05/36 (a)		471	497,641
5.875%, 7/05/34 (a)		1,229	1,403,806

			1,901,447

Transportation - Services - 0.2%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		4,975	5,086,937

			517,169,661

Financial Institutions - 11.1%
Banking - 9.7%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)		1,171	1,275,090
AIB Group PLC
4.263%, 4/10/25 (a)		6,275	6,645,162
4.75%, 10/12/23 (a)		572	615,026
Australia & New Zealand Banking Group Ltd.
4.40%, 5/19/26 (a)		405	432,236
Banco Santander SA
3.50%, 4/11/22		5,600	5,748,288
5.179%, 11/19/25		8,800	9,885,128
Bank of America Corp.
5.00%, 5/13/21		10	10,414
Series DD
6.30%, 3/10/26 (b)		1,628	1,887,292
Series L
3.95%, 4/21/25		4,925	5,253,497
Series Z
6.50%, 10/23/24 (b)		2,548	2,892,286
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)		3,625	3,646,279
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		1,250	1,515,225
BBVA USA
2.875%, 6/29/22		8,460	8,581,401
5.50%, 4/01/20		14,784	14,903,307
BNP Paribas SA
2.375%, 5/21/20		2,500	2,503,975
4.375%, 9/28/25-5/12/26 (a)		6,625	7,120,150

	Principal Amount (000)		U.S. $ Value
BPCE SA
2.75%, 1/11/23 (a)	U.S.	$ 1,822	$1,850,624
5.70%, 10/22/23 (a)		1,991	2,204,594
Capital One Financial Corp.
3.30%, 10/30/24		8,359	8,703,474
Citigroup, Inc.
3.875%, 3/26/25		14,634	15,494,479
4.50%, 1/14/22		11	11,525
Citizens Bank NA/Providence RI
2.25%, 3/02/20		2,370	2,370,261
Commonwealth Bank of Australia
4.50%, 12/09/25 (a)		658	713,976
Commonwealth Bank of Australia/New York NY
Series G
2.30%, 3/12/20		2,330	2,331,747
Cooperatieve Rabobank UA
3.95%, 11/09/22		1,581	1,652,509
4.375%, 8/04/25		6,380	6,932,955
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20		3,345	3,345,134
Credit Agricole SA/London
2.75%, 6/10/20 (a)		2,200	2,207,942
3.25%, 10/04/24 (a)		1,287	1,332,006
3.375%, 1/10/22 (a)		576	589,634
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		7,155	7,493,646
4.55%, 4/17/26		5,635	6,256,428
Danske Bank A/S
3.244%, 12/20/25 (a)		2,594	2,623,883
Discover Bank
4.682%, 8/09/28		2,264	2,375,208
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		5,866	5,885,768
3.75%, 5/22/25		2,661	2,824,731
3.85%, 7/08/24		10,315	10,916,880
5.25%, 7/27/21		6	6,297
5.75%, 1/24/22		14	15,021
Series D
6.00%, 6/15/20		6,177	6,288,680
HSBC Bank USA NA
4.875%, 8/24/20		3,370	3,426,043
HSBC Holdings PLC
4.25%, 3/14/24		6,161	6,545,878
4.292%, 9/12/26		2,495	2,700,813
4.30%, 3/08/26		4,000	4,357,720
ING Bank NV
5.80%, 9/25/23 (a)		7,692	8,545,966
ING Groep NV
6.875%, 4/16/22 (a)(b)		2,028	2,167,932
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		6,204	6,494,223
JPMorgan Chase & Co.
3.22%, 3/01/25		8,425	8,732,765
3.54%, 5/01/28		12,095	12,828,683
4.50%, 1/24/22		20	21,022

	Principal Amount (000)		U.S. $ Value
Series FF
5.00%, 8/01/24 (b)	U.S.	$ 4,553	$4,760,207
KeyBank NA/Cleveland OH
2.25%, 3/16/20		2,100	2,101,281
Lloyds Banking Group PLC
4.582%, 12/10/25		8,085	8,767,778
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		4,600	4,631,464
Morgan Stanley
5.00%, 11/24/25		5,000	5,633,050
7.25%, 4/01/32		15	21,624
Series G
3.75%, 2/25/23		8	8,376
4.35%, 9/08/26		8,591	9,394,860
MUFG Bank Ltd.
2.30%, 3/05/20 (a)		1,400	1,400,532
National Australia Bank Ltd./New York
Series G
2.625%, 7/23/20		2,330	2,339,576
Nationwide Building Society
4.00%, 9/14/26 (a)		8,284	8,653,218
PNC Financial Services Group, Inc. (The)
5.125%, 2/08/20		5	5,015
Santander Holdings USA, Inc.
4.40%, 7/13/27		8,385	9,064,604
Santander UK PLC
5.00%, 11/07/23 (a)		5,085	5,480,918
Societe Generale SA
4.25%, 8/19/26 (a)		6,700	7,063,073
Standard Chartered PLC
5.20%, 1/26/24 (a)		3,782	4,088,796
Truist Financial Corp.
2.625%, 6/29/20		3,100	3,111,501
UBS AG/Stamford CT
7.625%, 8/17/22		5,982	6,728,494
UBS Group AG
4.125%, 9/24/25 (a)		4,794	5,216,351
7.00%, 1/31/24 (a)(b)		3,236	3,540,249
US Bancorp
Series J
5.30%, 4/15/27 (b)		3,485	3,835,417
Wells Fargo & Co.
3.069%, 1/24/23		6,527	6,660,999
3.75%, 1/24/24		6,552	6,929,592

			332,600,178

Finance - 0.4%
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25		5,362	5,584,255
4.418%, 11/15/35		2,843	3,035,869
Synchrony Financial
4.50%, 7/23/25		6,600	7,133,412

			15,753,536

	Principal Amount (000)		U.S. $ Value
Insurance - 0.7%
Centene Corp.
4.25%, 12/15/27 (a)	U.S.	$ 1,151	$1,185,323
4.625%, 12/15/29 (a)		1,315	1,384,813
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)		2,851	3,516,309
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		1,034	1,042,655
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		5,200	6,942,000
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,058	3,510,207
New York Life Global Funding
1.95%, 2/11/20 (a)		400	399,992
Prudential Financial, Inc.
4.50%, 11/15/20		15	15,338
5.20%, 3/15/44		715	761,825
5.70%, 9/15/48		2,555	2,925,577
Voya Financial, Inc.
5.65%, 5/15/53		1,693	1,801,437

			23,485,476

REITS - 0.3%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		202	211,540
Welltower, Inc.
4.00%, 6/01/25		10,111	10,906,028

			11,117,568

			382,956,758

Utility - 0.6%
Electric - 0.6%
Dominion Energy, Inc.
Series C
2.00%, 8/15/21		2	1,999
Duke Energy Carolinas LLC
3.90%, 6/15/21		4	4,098
Enel Chile SA
4.875%, 6/12/28		4,545	5,047,791
Exelon Generation Co. LLC
2.95%, 1/15/20		4,261	4,262,023
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		7,000	7,689,062
TECO Finance, Inc.
5.15%, 3/15/20		3,625	3,643,814

			20,648,787

Total Corporates - Investment Grade (cost $873,158,661)			920,775,206

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 20.0%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.225% (LIBOR 12 Month +2.10%),
3/01/37 (c)	U.S.$	1	$622
Series 2006
4.574% (LIBOR 12 Month +2.18%),
12/01/36 (c)		1	575

			1,197

Agency Fixed Rate 15-Year - 1.4%
Federal National Mortgage Association
Series 2017
2.50%, 1/01/32-2/01/32		5,578	5,644,198
Series 2016
2.50%, 2/01/31-1/01/32		41,178	41,679,226
Series 2012
2.50%, 4/01/27		25	25,018

			47,348,442

Agency Fixed Rate 30-Year - 18.6%
Federal Home Loan Mortgage Corp.
Series 2019
3.50%, 9/01/49-11/01/49		38,616	40,409,698
Federal Home Loan Mortgage Corp. Gold
Series 2018
4.50%, 10/01/48-11/01/48		31,964	34,264,163
4.00%, 8/01/48-12/01/48		22,283	23,617,650
5.00%, 9/01/48-11/01/48		10,116	10,985,073
Series 2016
4.00%, 2/01/46		10,956	11,748,824
Series 2017
4.00%, 7/01/44		8,902	9,538,233
Series 2007
5.50%, 7/01/35		995	1,110,836
Series 2003
5.00%, 8/01/33		1	1,202
Federal National Mortgage Association
Series 2018
4.50%, 9/01/48		28,932	30,955,495
4.00%, 8/01/48-12/01/48		31,410	33,269,502
Series 2019
4.00%, 6/01/49		18,055	19,174,764
3.50%, 8/01/49-11/01/49		57,868	60,383,203
Series 2010
4.00%, 12/01/40		5,420	5,808,174
Series 2013
4.00%, 10/01/43		16,554	17,704,853
Series 2004
5.50%, 4/01/34-11/01/34		2,611	2,919,638
Series 2005
5.50%, 2/01/35		2,329	2,603,247
Series 2006
5.50%, 4/01/36		433	487,735
Series 2007
5.50%, 9/01/36		872	976,762

	Principal Amount (000)			U.S. $ Value
Series 2020
3.50%, 1/01/50, TBA	U.S.$	19,800		$20,370,796
Series 2008
6.00%, 3/01/37		6		6,789
Series 2003
5.50%, 4/01/33-11/01/33		2,985		3,324,649
Series 2002
6.50%, 9/01/32		0	**	191
Series 2004
6.50%, 8/01/34		2		2,462
Series 2001
6.50%, 8/01/31		2		2,367
Series 2012
3.50%, 2/01/42-1/01/43		34,870		36,781,829
Series 2013
3.50%, 4/01/43		16,772		17,700,570
Series 2015
3.00%, 5/01/45-8/01/45		22,804		23,376,591
Series 2017
3.50%, 11/01/47-1/01/48		36,559		37,948,019
Series 2018
3.50%, 2/01/48-5/01/48		167,598		173,804,906
Government National Mortgage Association
Series 2016
3.00%, 4/20/46-12/20/46		10,709		11,044,736
Series 2020
3.00%, 1/01/50, TBA		10,250		10,531,875

				640,854,832

Other Agency Fixed Rate Programs - 0.0%
Federal National Mortgage Association
Series 2009
4.50%, 7/01/29-10/01/29		633		675,471

Total Mortgage Pass-Throughs (cost $673,588,067)				688,879,942

GOVERNMENTS - TREASURIES - 18.0%
Malaysia - 0.3%
Malaysia Government Bond
Series 117
3.882%, 3/10/22	MYR	35,334		8,794,611

Netherlands - 1.2%
Netherlands Government Bond
0.25%, 7/15/29 (a)	EUR	34,460		39,814,167

United States - 16.5%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	12,530		12,205,003
2.375%, 11/15/49		2,630		2,628,767
2.50%, 2/15/45-5/15/46		25,872		26,469,692
3.00%, 5/15/45-2/15/49		78,384		88,311,899
3.375%, 5/15/44		5,710		6,770,218
3.50%, 2/15/39		4,254		5,105,465

	Principal Amount (000)		U.S. $ Value
3.75%, 11/15/43	U.S.$	10,205	$12,784,952
4.375%, 2/15/38-11/15/39		49,130	65,818,300
4.50%, 2/15/36		4,048	5,373,821
4.75%, 2/15/37		4,156	5,724,890
5.50%, 8/15/28		10,214	13,147,333
U.S. Treasury Notes
1.375%, 8/31/20-4/30/21		41,381	41,309,740
1.625%, 11/30/20		155	154,952
1.75%, 10/31/20-11/15/29		25,489	25,450,699
1.75%, 11/30/21 (d)		28,028	28,111,208
1.875%, 1/31/22 (d)		9,965	10,022,610
2.00%, 12/31/21		26,704	26,916,797
2.125%, 8/15/21		113,051	113,987,204
2.25%, 4/30/21-2/15/27		38,231	38,615,230
2.375%, 8/15/24 (d)		7,351	7,574,873
2.625%, 2/15/29		30,853	32,718,854

			569,202,507

Total Governments - Treasuries (cost $596,704,994)			617,811,285

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.6%
Non-Agency Fixed Rate CMBS - 6.5%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		8,525	9,071,712
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		3,655	3,799,807
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		11,325	11,704,972
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		7,490	7,740,450
Series 2015-GC35, Class A4
3.818%, 11/10/48		3,530	3,787,903
Series 2016-C1, Class A4
3.209%, 5/10/49		12,141	12,653,258
Series 2016-GC36, Class A5
3.616%, 2/10/49		3,982	4,236,390
Series 2018-B2, Class A4
4.009%, 3/10/51		5,890	6,476,245
Commercial Mortgage Trust
Series 2012-CR3, Class E
4.752%, 10/15/45 (a)		3,938	3,018,847
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		2,136	2,124,779
Series 2015-CR24, Class A5
3.696%, 8/10/48		3,925	4,174,538
Series 2015-DC1, Class A5
3.35%, 2/10/48		6,250	6,508,925
Series 2015-PC1, Class A5
3.902%, 7/10/50		7,135	7,596,015
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		3,451	3,607,504

	Principal Amount (000)		U.S. $ Value
Series 2015-C3, Class A4
3.718%, 8/15/48	U.S.$	6,101	$6,451,819
Series 2015-C4, Class A4
3.808%, 11/15/48		7,715	8,225,759
Series 2016-C5, Class XA
0.945%, 11/15/48 (e)		43	1,603
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		342	340,676
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		6,804	6,910,188
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D
5.418%, 8/15/46 (a)		1,285	1,311,848
Series 2012-C6, Class E
5.157%, 5/15/45 (a)		3,967	3,816,172
Series 2014-C20, Class A5
3.805%, 7/15/47		9,950	10,545,579
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D
4.702%, 8/15/46 (a)		2,527	2,459,366
Series 2014-C21, Class A5
3.775%, 8/15/47		6,300	6,677,568
Series 2015-C30, Class A5
3.822%, 7/15/48		3,820	4,088,904
Series 2015-C31, Class A3
3.801%, 8/15/48		9,802	10,488,086
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		1,437	765,293
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		6,295	6,237,712
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (f) (g)		744	746,100
Series 2016-UB12, Class A4
3.596%, 12/15/49		6,180	6,583,373
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		7,900	8,880,337
Series 2018-C8, Class A4
3.983%, 2/15/51		6,400	7,016,521
Series 2018-C9, Class A4
4.117%, 3/15/51		10,270	11,375,473
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		9,507	9,662,478
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.474%, 9/15/48		5,778	5,920,808
Series 2016-C35, Class XA
1.955%, 7/15/48 (e)		23,930	2,323,308
Series 2018-C43, Class A4
4.012%, 3/15/51		4,550	4,994,741

	Principal Amount (000)		U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.193%, 3/15/45 (a)(e)	U.S.$	69,645	$2,152,514
Series 2014-C19, Class A5
4.101%, 3/15/47		1,600	1,709,592
Series 2014-C21, Class A5
3.678%, 8/15/47		6,200	6,542,084

			222,729,247

Non-Agency Floating Rate CMBS - 2.1%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
2.64% (LIBOR 1 Month + 0.90%), 4/15/35 (a)(c)		3,638	3,619,769
Series 2018-KEYS, Class A
2.74% (LIBOR 1 Month + 1.00%), 5/15/35 (a)(c)		7,150	7,140,865
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
2.74% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(c)		10,570	10,577,456
BFLD
Series 2019-DPLO, Class D
3.58% (LIBOR 1 Month + 1.84%), 10/15/34 (a)(c)		2,485	2,481,041
BHMS
Series 2018-ATLS, Class A
2.99% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(c)		5,580	5,575,376
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
2.56% (LIBOR 1 Month + 0.82%), 6/15/35 (a)(c)		4,000	3,980,501
BX Trust
Series 2018-EXCL, Class A
2.827% (LIBOR 1 Month + 1.09%), 9/15/37 (a)(c)		5,730	5,717,561
CLNY Trust
Series 2019-IKPR, Class D
3.765% (LIBOR 1 Month + 2.12%), 11/15/38 (a)(c)		5,360	5,309,803
DBWF Mortgage Trust
Series 2018-GLKS, Class A
2.794% (LIBOR 1 Month + 1.03%), 11/19/35 (a)(c)		5,912	5,909,209
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
2.94% (LIBOR 1 Month + 1.20%), 6/15/38 (a)(c)		1,456	1,455,089
Series 2019-SMP, Class A
2.89% (LIBOR 1 Month + 1.15%), 8/15/32 (a)(c)		1,700	1,700,096

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
3.69% (LIBOR 1 Month + 1.95%), 11/15/26 (c)(h)	U.S.$	2,464	$2,456,383
Natixis Commercial Mortgage Securities Trust
Series 2018-850T, Class A
2.523% (LIBOR 1 Month + 0.78%), 7/15/33 (a)(c)		3,359	3,350,411
Series 2019-MILE, Class A
3.24% (LIBOR 1 Month + 1.50%), 7/15/36 (a)(c)		2,750	2,750,566
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.21% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(c)		9,857	9,826,952

			71,851,078

Total Commercial Mortgage-Backed Securities (cost $289,913,454)			294,580,325

INFLATION-LINKED SECURITIES - 7.3%
Japan - 1.0%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	3,582,424	33,844,355

United States - 6.3%
U.S. Treasury Inflation Index
0.125%, 4/15/21-7/15/26 (TIPS)	U.S.$	165,484	165,808,127
0.375%, 7/15/25 (TIPS)		44,814	45,724,241
0.75%, 7/15/28 (TIPS)		6,555	6,894,773

			218,427,141

Total Inflation-Linked Securities (cost $248,571,509)			252,271,496

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%
Risk Share Floating Rate - 4.8%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.142% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(c)		1,763	1,767,348
Series 2018-3A, Class M1B
3.642% (LIBOR 1 Month + 1.85%), 10/25/28 (a)(c)		3,230	3,236,123
Series 2019-2A, Class M1C
3.792% (LIBOR 1 Month + 2.00%), 4/25/29 (a)(c)		4,163	4,168,946
Series 2019-3A, Class M1B
3.392% (LIBOR 1 Month + 1.60%), 7/25/29 (a)(c)		3,489	3,493,005
Series 2019-3A, Class M1C
3.742% (LIBOR 1 Month + 1.95%), 7/25/29 (a)(c)		575	575,951
Series 2019-4A, Class M1B
3.792% (LIBOR 1 Month + 2.00%), 10/25/29 (a)(c)		5,145	5,142,289

	Principal Amount (000)		U.S. $ Value
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.192% (LIBOR 1 Month + 2.40%), 4/25/31 (a)(c)	U.S. $	3,525	$3,565,767
Series 2019-R02, Class 1M2
4.092% (LIBOR 1 Month + 2.30%), 8/25/31 (a)(c)		1,627	1,641,900
Series 2019-R03, Class 1M2
3.942% (LIBOR 1 Month + 2.15%), 9/25/31 (a)(c)		1,140	1,148,473
Series 2019-R04, Class 2M2
3.892% (LIBOR 1 Month + 2.10%), 6/25/39 (a)(c)		3,751	3,773,822
Series 2019-R05, Class 1M2
3.792% (LIBOR 1 Month + 2.00%), 7/25/39 (a)(c)		2,456	2,468,660
Series 2019-R06, Class 2M2
3.892% (LIBOR 1 Month + 2.10%), 9/25/39 (a)(c)		3,681	3,715,808
Series 2019-R07, Class 1M2
3.892% (LIBOR 1 Month + 2.10%), 10/25/39 (a)(c)		6,810	6,873,983
Eagle Re Ltd.
Series 2018-1, Class M2
4.792% (LIBOR 1 Month + 3.00%), 11/25/28 (a)(c)		617	624,693
Federal Home Loan Mortgage Corp.
Series 2019-DNA3, Class M2
3.842% (LIBOR 1 Month + 2.05%), 7/25/49 (a)(c)		541	543,422
Series 2019-DNA4, Class M2
3.658% (LIBOR 1 Month + 1.95%), 10/25/49 (a)(c)		5,050	5,057,314
Series 2019-FTR2, Class M2
3.942% (LIBOR 1 Month + 2.15%), 11/25/48 (a)(c)		2,742	2,747,292
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.042% (LIBOR 1 Month + 4.25%), 11/25/23 (c)		7,714	8,313,732
Series 2014-DN3, Class M3
5.792% (LIBOR 1 Month + 4.00%), 8/25/24 (c)		6,264	6,674,098
Series 2014-HQ3, Class M3
6.542% (LIBOR 1 Month + 4.75%), 10/25/24 (c)		2,811	2,975,952
Series 2015-DNA2, Class M2
4.392% (LIBOR 1 Month + 2.60%), 12/25/27 (c)		672	674,373

	Principal Amount (000)		U.S. $ Value
Series 2015-HQA1, Class M2
4.442% (LIBOR 1 Month + 2.65%), 3/25/28 (c)	U.S.$	511	$512,159
Series 2017-DNA1, Class M2
5.042% (LIBOR 1 Month + 3.25%), 7/25/29 (c)		3,000	3,152,944
Series 2017-DNA2, Class M2
5.242% (LIBOR 1 Month + 3.45%), 10/25/29 (c)		1,510	1,608,376
Series 2017-DNA3, Class M2
4.292% (LIBOR 1 Month + 2.50%), 3/25/30 (c)		2,175	2,225,896
Series 2017-HQA2, Class M2
4.442% (LIBOR 1 Month + 2.65%), 12/25/29 (c)		1,400	1,438,534
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
4.792% (LIBOR 1 Month + 3.00%), 7/25/24 (c)		2,019	2,123,498
Series 2014-C04, Class 2M2
6.792% (LIBOR 1 Month + 5.00%), 11/25/24 (c)		2,228	2,407,178
Series 2015-C01, Class 1M2
6.092% (LIBOR 1 Month + 4.30%), 2/25/25 (c)		2,142	2,280,245
Series 2015-C01, Class 2M2
6.342% (LIBOR 1 Month + 4.55%), 2/25/25 (c)		1,668	1,732,949
Series 2015-C02, Class 2M2
5.792% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		1,788	1,852,392
Series 2015-C03, Class 1M2
6.792% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		3,948	4,297,633
Series 2015-C03, Class 2M2
6.792% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		3,521	3,738,814
Series 2015-C04, Class 1M2
7.492% (LIBOR 1 Month + 5.70%), 4/25/28 (c)		1,318	1,463,925
Series 2015-C04, Class 2M2
7.342% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		4,725	5,040,241
Series 2016-C01, Class 1M2
8.542% (LIBOR 1 Month + 6.75%), 8/25/28 (c)		4,862	5,409,586
Series 2016-C01, Class 2M2
8.742% (LIBOR 1 Month + 6.95%), 8/25/28 (c)		3,195	3,490,724
Series 2016-C02, Class 1M2
7.792% (LIBOR 1 Month + 6.00%), 9/25/28 (c)		3,976	4,375,113

	Principal Amount (000)		U.S. $ Value
Series 2016-C03, Class 2M2
7.692% (LIBOR 1 Month + 5.90%), 10/25/28 (c)	U.S.$	7,149	$7,720,960
Series 2016-C05, Class 2M2
6.242% (LIBOR 1 Month + 4.45%), 1/25/29 (c)		5,458	5,765,031
Series 2017-C01, Class 1M2
5.342% (LIBOR 1 Month + 3.55%), 7/25/29 (c)		2,800	2,963,195
Series 2017-C03, Class 1M2
4.792% (LIBOR 1 Month + 3.00%), 10/25/29 (c)		2,860	2,987,552
Home Re Ltd.
Series 2018-1, Class M1
3.392% (LIBOR 1 Month + 1.60%), 10/25/28 (a)(c)		1,928	1,928,397
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.042% (LIBOR 1 Month + 4.25%), 11/25/24 (c)(h)		725	792,369
Mortgage Insurance-Linked Notes
Series 2019-1, Class M1
3.674% (LIBOR 1 Month + 1.90%), 11/26/29 (a)(c)		4,533	4,549,389
Oaktown Re III Ltd.
Series 2019-1A, Class M1B
3.742% (LIBOR 1 Month + 1.95%), 7/25/29 (a)(c)		2,136	2,132,187
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
3.70% (LIBOR 1 Month + 2.00%), 3/27/24 (c)(h)		2,010	2,008,337
Series 2019-2R, Class A
4.45% (LIBOR 1 Month + 2.75%), 5/27/23 (c)(h)		3,759	3,782,857
Series 2019-3R, Class A
4.614% (LIBOR 1 Month + 2.70%), 10/27/22 (c)(h)		1,365	1,371,099
Radnor Re Ltd.
Series 2019-1, Class M1B
3.742% (LIBOR 1 Month + 1.95%), 2/25/29 (a)(c)		2,146	2,143,338
Series 2019-2, Class M1B
3.542% (LIBOR 1 Month + 1.75%), 6/25/29 (a)(c)		4,356	4,361,480
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.042% (LIBOR 1 Month + 5.25%), 11/25/25 (c)(h)		3,078	3,453,520
Series 2015-WF1, Class 2M2
7.292% (LIBOR 1 Month + 5.50%), 11/25/25 (c)(h)		984	1,111,036

			163,403,905

	Principal Amount (000)		U.S. $ Value
Agency Floating Rate - 1.0%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS
4.36% (6.10% - LIBOR 1 Month), 12/15/44 (c)(i)	U.S.$	16,435	$3,097,123
Series 4585, Class DS
4.26% (6.00% - LIBOR 1 Month), 5/15/46 (c)(i)		8,740	1,821,575
Series 4693, Class SL
4.41% (6.15% - LIBOR 1 Month), 6/15/47 (c)(i)		5,762	1,178,015
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.748% (6.54% - LIBOR 1 Month), 12/25/41 (c)(i)		8,899	1,927,752
Series 2012-70, Class SA
4.758% (6.55% - LIBOR 1 Month), 7/25/42 (c)(i)		15,673	3,471,907
Series 2014-17, Class SA
4.258% (6.05% - LIBOR 1 Month), 4/25/44 (c)(i)		14,718	2,769,461
Series 2015-26, Class SH
4.658% (6.45% - LIBOR 1 Month), 5/25/45 (c)(i)		12,591	2,517,489
Series 2016-106, Class ES
4.208% (6.00% - LIBOR 1 Month), 1/25/47 (c)(i)		7,279	1,391,591
Series 2017-16, Class SG
4.258% (6.05% - LIBOR 1 Month), 3/25/47 (c)(i)		15,580	2,963,055
Series 2017-62, Class AS
4.358% (6.15% - LIBOR 1 Month), 8/25/47 (c)(i)		9,824	1,784,966
Series 2017-81, Class SA
4.408% (6.20% - LIBOR 1 Month), 10/25/47 (c)(i)		15,106	2,988,915
Series 2017-97, Class SW
4.408% (6.20% - LIBOR 1 Month), 12/25/47 (c)(i)		11,507	2,555,213
Government National Mortgage Association
Series 2017-122, Class SA
4.435% (6.20% - LIBOR 1 Month), 8/20/47 (c)(i)		11,838	2,259,166
Series 2017-134, Class MS
4.435% (6.20% - LIBOR 1 Month), 9/20/47 (c)(i)		11,578	2,359,120
Series 2017-43, Class ST
4.335% (6.10% - LIBOR 1 Month), 3/20/47 (c)(i)		14,566	2,625,453

			35,710,801

	Principal Amount (000)		U.S. $ Value
Non-Agency Fixed Rate - 0.2%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35	U.S.$	489	$456,965
Series 2006-24CB, Class A16
5.75%, 8/25/36		2,943	2,383,459
Series 2006-28CB, Class A14
6.25%, 10/25/36		1,968	1,601,579
Series 2006-J1, Class 1A13
5.50%, 2/25/36		858	768,837
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A19
6.25%, 9/25/36		922	702,758
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		2,110	1,601,452

			7,515,050

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.248%, 5/28/35		1,605	1,543,758
Federal National Mortgage Association REMICs
Series 2015-30, Class EI
5.00%, 5/25/45 (e)		14,012	2,632,944

			4,176,702

Non-Agency Floating Rate - 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
1.982% (LIBOR 1 Month + 0.19%), 12/25/36 (c)		5,081	2,647,328
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.042% (LIBOR 1 Month + 0.25%), 3/25/35 (c)		1,403	1,258,498

			3,905,826

Total Collateralized Mortgage Obligations (cost $209,659,223)			214,712,284

ASSET-BACKED SECURITIES - 3.8%
Autos - Fixed Rate - 2.2%
Avis Budget Rental Car Funding AESOP LLC
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		3,918	3,959,546
Series 2018-2A, Class A
4.00%, 3/20/25 (a)		6,700	7,076,595
CPS Auto Receivables Trust
Series 2016-C, Class E
8.39%, 9/15/23 (a)		2,790	2,879,157

	Principal Amount (000)		U.S. $ Value
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)	U.S.$	3,040	$3,140,005
Series 2019-2A, Class A
2.93%, 7/15/22 (a)		2,845	2,853,997
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		3,030	3,217,902
Series 2016-4, Class D
3.89%, 11/15/22 (a)		3,395	3,454,227
Series 2017-3, Class A
1.88%, 10/15/21 (a)		202	202,199
Series 2017-4, Class A
2.07%, 4/15/22 (a)		614	613,467
Ford Credit Auto Owner Trust
Series 2016-1, Class A
2.31%, 8/15/27 (a)		1,899	1,905,919
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		9,202	9,201,175
Series 2017-1, Class A1
2.07%, 5/15/22		5,045	5,045,821
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		3,692	3,699,993
Series 2017-1A, Class A
2.96%, 10/25/21 (a)		6,830	6,864,935
Series 2019-1A, Class A
3.71%, 3/25/23 (a)		6,420	6,587,482
Series 2019-2A, Class A
3.42%, 5/25/25 (a)		6,460	6,656,991
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.65%, 6/27/22 (a)		4,175	4,253,210
Westlake Automobile Receivables Trust
Series 2016-3A, Class E
5.69%, 10/16/23 (a)		4,725	4,734,023

			76,346,644

Other ABS - Fixed Rate - 1.1%
CLUB Credit Trust
Series 2017-P2, Class A
2.61%, 1/15/24 (a)		82	82,477
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (a)		988	991,159
Marlette Funding Trust
Series 2017-3A, Class B
3.01%, 12/15/24 (a)		597	597,615
Series 2018-3A, Class A
3.20%, 9/15/28 (a)		1,810	1,813,359
Series 2018-4A, Class A
3.71%, 12/15/28 (a)		1,376	1,385,835

	Principal Amount (000)		U.S. $ Value
Prosper Marketplace Issuance Trust
Series 2019-3A, Class A
3.19%, 7/15/25 (a)	U.S.$	2,048	$2,058,389
SBA Tower Trust
Series 2015-1A,Class C
3.156%, 10/08/20 (a)		7,996	8,004,032
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.05%, 12/26/25 (a)		297	297,217
Series 2017-1, Class A
3.28%, 1/26/26 (a)		885	887,863
Series 2017-2, Class A
3.28%, 2/25/26 (a)		908	911,070
Series 2017-5, Class A2
2.78%, 9/25/26 (a)		4,272	4,287,722
Series 2017-6, Class A2
2.82%, 11/25/26 (a)		4,945	4,961,327
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2
3.67%, 8/25/27 (a)		5,315	5,374,960
Series 2019-3, Class A
2.90%, 5/25/28 (a)		4,719	4,748,064

			36,401,089

Credit Cards - Fixed Rate - 0.5%
World Financial Network Credit Card Master Trust
Series 2018-A, Class A
3.07%, 12/16/24		8,300	8,392,087
Series 2018-B, Class M
3.81%, 7/15/25		4,490	4,592,178
Series 2019-B, Class M
3.04%, 4/15/26		5,000	5,000,484

			17,984,749

Home Equity Loans - Floating Rate - 0.0%
ABFC Trust
Series 2003-WF1, Class A2
2.917% (LIBOR 1 Month + 1.13%), 12/25/32 (c)		492	491,580
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
2.092% (LIBOR 1 Month + 0.30%), 4/25/34 (c)		4	4,278

			495,858

Total Asset-Backed Securities (cost $129,537,300)			131,228,340

AGENCIES - 3.0%
Agency Debentures - 3.0%
Federal Home Loan Bank
2.50%, 2/13/24		6,170	6,361,665
1.875%, 7/07/21		16,930	16,994,012

	Principal Amount (000)		U.S. $ Value
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20	U.S.$	81,666	$80,886,090

Total Agencies (cost $103,058,640)			104,241,767

CORPORATES - NON-INVESTMENT GRADE - 1.3%
Financial Institutions - 0.7%
Banking - 0.7%
Citigroup, Inc.
5.95%, 1/30/23 (b)		2,569	2,725,452
Credit Suisse Group AG
6.375%, 8/21/26 (a)(b)		611	659,342
7.50%, 7/17/23 (a)(b)		5,931	6,499,368
Goldman Sachs Group, Inc. (The)
Series M
5.375%, 5/10/20 (b)		2,000	2,020,880
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (b)		7,871	8,510,440
Series U
4.265% (LIBOR 3 Month + 2.32%), 9/30/27 (b)(c)		2,900	2,860,299
Standard Chartered PLC
3.446% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(c)		300	258,582
7.50%, 4/02/22 (a)(b)		1,882	2,025,549
7.75%, 4/02/23 (a)(b)		822	908,532

			26,468,444

Industrial - 0.6%
Capital Goods - 0.1%
TransDigm, Inc.
6.25%, 3/15/26 (a)		2,920	3,166,097

Communications - Media - 0.1%
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, 8/15/26 (a)		2,150	2,178,272
Ziggo BV
5.50%, 1/15/27 (a)		1,732	1,842,727

			4,020,999

Consumer Cyclical - Automotive - 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26 (a)	EUR	746	876,720

Consumer Cyclical - Other - 0.2%
International Game Technology PLC
6.50%, 2/15/25 (a)	U.S.$	4,910	5,524,094

Energy - 0.1%
Transocean Poseidon Ltd.
6.875%, 2/01/27 (a)		2,143	2,267,401

	Principal Amount (000)		U.S. $ Value
Technology - 0.1%
CommScope, Inc.
5.50%, 3/01/24 (a)	U.S.$	1,646	$1,718,227
6.00%, 3/01/26 (a)		2,305	2,452,658

			4,170,885

			20,026,196

Total Corporates - Non-Investment Grade (cost $44,216,474)			46,494,640

EMERGING MARKETS - TREASURIES - 0.6%
South Africa - 0.6%
Republic of South Africa Government Bond
Series 2030
8.00%, 1/31/30 (cost $19,704,635)	ZAR	322,238	21,453,885

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
California - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $8,645,960)	U.S.$	8,520	13,642,480

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Indonesia - 0.2%
Pertamina Persero PT
6.45%, 5/30/44 (a)		3,100	3,991,250
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (a)		2,363	2,720,404
6.15%, 5/21/48 (a)		900	1,137,375

			7,849,029

Mexico - 0.2%
Petroleos Mexicanos
6.75%, 9/21/47		3,731	3,763,646
6.84%, 1/23/30 (a)		1,419	1,518,188

			5,281,834

Total Quasi-Sovereigns (cost $11,385,774)			13,130,863

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.3%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)(j)(k)		4,212	209,548
7.125%, 6/26/42 (a)(j)(k)		1,125	50,625

			260,173

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.2%
BRF GmbH
4.35%, 9/29/26 (a)	U.S.$	1,278	$1,315,941
BRF SA
3.95%, 5/22/23 (a)		462	470,518
Minerva Luxembourg SA
5.875%, 1/19/28 (a)		380	398,525
6.50%, 9/20/26 (a)		2,236	2,379,942

			4,564,926

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (a)		3,438	3,675,437

			8,500,536

Utility - 0.0%
Electric - 0.0%
Terraform Global Operating LLC
6.125%, 3/01/26 (h)		1,352	1,405,891

Total Emerging Markets - Corporate Bonds (cost $13,684,534)			9,906,427

	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt Logan Re Ltd. (Preference Shares) (k)(l)(m) (cost $2,813,000)		2,813	2,707,885

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (a) (cost $2,046,000)	U.S.$	2,046	2,125,283

SHORT-TERM INVESTMENTS - 3.0%
Governments - Treasuries - 3.0%
Japan - 3.0%
Japan Treasury Discount Bill
Series 863
Zero Coupon, 1/20/20	JPY	1,695,000	15,600,980

	Principal Amount (000)	U.S. $ Value
Series 869
Zero Coupon, 2/17/20	3,781,750	$34,812,213
Series 874
Zero Coupon, 3/16/20	5,760,000	53,028,790

Total Short-Term Investments (cost $103,430,830)		103,441,983

Total Investments - 99.9% (cost $3,330,119,055) (n)		3,437,404,091
Other assets less liabilities - 0.1%		2,495,391

Net Assets - 100.0%		$3,439,899,482

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	297	March 2020	$41,788,828	$(354,835)
U.S. T-Note 2 Yr (CBT) Futures	604	March 2020	130,162,000	(19,421)
U.S. T-Note 10 Yr (CBT) Futures	413	March 2020	53,038,235	(479,746)
U.S. Ultra Bond (CBT) Futures	941	March 2020	170,938,531	(4,583,435)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	23	March 2020	32,213,336	(27,597)
Long Gilt Futures	182	March 2020	31,672,718	162,036
U.S. T-Note 5 Yr (CBT) Futures	642	March 2020	76,147,219	136,914

				$(5,166,084)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	ZAR	294,917	USD	19,781	1/23/20	$(1,220,436)
Bank of America, NA	USD	5,066	RUB	325,103	1/17/20	167,416
Barclays Bank PLC	RUB	323,728	USD	5,140	1/17/20	(70,990)
Barclays Bank PLC	NZD	18,827	USD	12,024	1/17/20	(652,440)
BNP Paribas SA	PLN	33,515	USD	8,744	1/09/20	(89,410)
BNP Paribas SA	USD	8,397	EUR	7,522	1/16/20	47,269
BNP Paribas SA	USD	12,461	NZD	18,839	1/17/20	222,739
Citibank, NA	JPY	11,055,000	USD	102,296	1/30/20	422,693
Citibank, NA	BRL	19,487	USD	4,757	1/03/20	(87,270)
Citibank, NA	USD	4,835	BRL	19,487	1/03/20	9,615
Citibank, NA	USD	8,523	PLN	33,504	1/09/20	307,806
Credit Suisse International	BRL	19,504	USD	4,839	1/03/20	(9,623)
Credit Suisse International	USD	4,622	BRL	19,504	1/03/20	226,353
HSBC Bank USA	EUR	45,510	USD	50,527	1/16/20	(562,513)
HSBC Bank USA	USD	555	JPY	60,115	1/30/20	(1,262)
Standard Chartered Bank	USD	2,896	GBP	2,247	1/10/20	80,745
State Street Bank & Trust Co.	JPY	3,999,910	USD	37,043	1/30/20	183,274
State Street Bank & Trust Co.	MYR	36,631	USD	8,729	2/13/20	(245,197)
State Street Bank & Trust Co.	USD	23	EUR	20	1/16/20	222

						$(1,271,009)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	(1.00)%	Quarterly	0.39%	USD 50,370	$(1,330,916)	$(823,042)	$(507,874)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
CAD	265,250	8/27/21	3 Month CDOR	1.623%	Semi-Annual/Semi-Annual	$(1,463,471)	$1,488		$(1,464,959)
SEK	1,163,650	8/30/24	3 Month STIBOR	(0.165)%	Quarterly/Annual	(3,123,939)	764		(3,124,703)
JPY	10,998,600	12/13/29	6 Month LIBOR	0.080%	Semi-Annual/Semi-Annual	(430,577)	– 0	–	(430,577)
USD	19,060	12/13/29	1.764%	3 Month LIBOR	Semi-Annual/Quarterly	251,033	– 0	–	251,033

						$(4,766,954)	$2,252		$(4,769,206)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)%	Monthly	3.12%	USD	3,618	$19,537	$288,914	$(269,377)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	7,235	39,069	543,974	(504,905)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	7,235	39,069	525,449	(486,380)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	8,912	48,125	625,397	(577,272)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	1,786	9,645	121,948	(112,303)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	1,787	9,650	122,016	(112,366)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	1,867	10,082	130,336	(120,254)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	2,520	(127,512)	(288,346)	160,834
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	3,618	(183,071)	(413,983)	230,912
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	5,041	(255,074)	(564,065)	308,991
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	7,235	(366,091)	(809,564)	443,473
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	5,040	(255,024)	(552,880)	297,856
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	7,272	(367,963)	(779,073)	411,110
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	5,401	(273,290)	(581,578)	308,288

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	1,998	$(101,099)	$(214,871)	$113,772
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,772	(89,663)	(224,708)	135,045
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,526	(77,216)	(193,513)	116,297
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	2,481	(125,539)	(314,617)	189,078
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,797	(90,928)	(235,383)	144,455
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,257	(63,604)	(164,729)	101,125
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	3,400	(172,324)	(409,787)	237,463
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,020	(51,697)	(122,936)	71,239
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,082	(54,659)	(109,994)	55,335
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	2,038	(102,952)	(303,566)	200,614
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	305	(15,408)	(49,102)	33,694
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,813	(91,586)	(278,180)	186,594
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,955	(98,760)	(265,297)	166,537
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,870	(94,466)	(247,877)	153,411
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	20,000	(1,010,334)	(1,583,139)	572,805
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1	(51)	(125)	74

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	2,204	$(111,339)	$(326,800)	$215,461
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	3,438	(173,676)	(327,847)	154,171
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,776	(89,717)	(147,007)	57,290
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,375	(69,461)	(111,446)	41,985
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	6,266	(316,537)	(507,868)	191,331
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	5,023	(253,745)	(324,774)	71,029
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	8,500	(429,392)	(587,379)	157,987
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	2,160	(109,116)	(128,573)	19,457
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	7,805	124,013	(152,600)	276,613
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	2,455	(124,018)	(264,341)	140,323
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	3,315	(167,463)	(378,838)	211,375
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	3,315	(167,463)	(378,986)	211,523
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,727	(87,242)	(217,506)	130,264
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,496	(75,573)	(188,413)	112,840
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	345	(17,428)	(40,420)	22,992
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	4,853	(245,157)	(398,967)	153,810

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	4,586	$(231,669)	$(328,838)	$97,169
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	5,342	(269,860)	(614,775)	344,915
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	148	(7,477)	(22,467)	14,990
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	2,355	(118,967)	(390,246)	271,279
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,687	(85,222)	(275,587)	190,365
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,982	(100,125)	(304,515)	204,390
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,647	(83,201)	(175,381)	92,180
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	640	(32,331)	(75,556)	43,225
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	2,418	(122,149)	(328,908)	206,759
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	3,630	(183,375)	(444,940)	261,565
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,260	(63,651)	(155,805)	92,154
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,317	(66,530)	(128,069)	61,539
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	308	(15,559)	(30,031)	14,472
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	323	(16,317)	(31,503)	15,186
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	616	(31,118)	(78,566)	47,448

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	1,997	$(100,882)	$(140,748)	$39,866

						$(7,734,881)	$(14,356,979)	$6,622,098

*	Termination date
**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $555,329,371 or 16.1% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2019.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	IO - Interest Only.
(f)	Illiquid security.
(g)	Fair valued by the Adviser.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.47% of net assets as of December 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.042%, 11/25/24	11/06/15	$719,365	$792,369	0.02%
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
3.69%, 11/15/26	11/06/15	2,459,296	2,456,383	0.07%
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
3.70%, 3/27/24	6/07/19	2,010,169	2,008,337	0.06%
PMT Credit Risk Transfer Trust
Series 2019-2R, Class A
4.45%, 5/27/23	6/07/19	3,759,418	3,782,857	0.11%
PMT Credit Risk Transfer Trust
Series 2019-3R, Class A
4.614%, 10/27/22	10/11/19	1,364,718	1,371,099	0.04%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	1,352,000	1,405,891	0.04%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.042%, 11/25/25	9/28/15	3,077,623	3,453,520	0.10%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
7.292%, 11/25/25	9/28/15	977,532	1,111,036	0.03%
(i) Inverse interest only security.

(j)	Defaulted.
(k)	Non-income producing security.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$2,813,000	$2,707,885	0.08%

(m)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(n)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $131,507,227 and gross unrealized depreciation of investments was $(29,314,266), resulting in net unrealized appreciation of $102,192,961.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
LIBOR	-	London Interbank Offered Rates
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$920,775,206	$	– 0	–	$920,775,206
Mortgage Pass-Throughs		– 0	–	688,879,942		– 0	–	688,879,942
Governments - Treasuries		– 0	–	617,811,285		– 0	–	617,811,285
Commercial Mortgage-Backed Securities		– 0	–	294,580,325		– 0	–	294,580,325
Inflation-Linked Securities		– 0	–	252,271,496		– 0	–	252,271,496
Collateralized Mortgage Obligations		– 0	–	214,712,284		– 0	–	214,712,284
Asset-Backed Securities		– 0	–	131,228,340		– 0	–	131,228,340
Agencies		– 0	–	104,241,767		–0	–	104,241,767

Investments in Securities:	Level 1			Level 2		Level 3			Total
Corporates - Non-Investment Grade	$	– 0	–	$46,494,640		$	– 0	–	$46,494,640
Emerging Markets - Treasuries		– 0	–	21,453,885			– 0	–	21,453,885
Local Governments - US Municipal Bonds		– 0	–	13,642,480			– 0	–	13,642,480
Quasi-Sovereigns		– 0	–	13,130,863			– 0	–	13,130,863
Emerging Markets - Corporate Bonds		– 0	–	9,906,427			– 0	–	9,906,427
Common Stocks		– 0	–	– 0 –			2,707,885		2,707,885
Emerging Markets - Sovereigns		– 0	–	2,125,283			– 0	–	2,125,283
Short-Term Investments		– 0	–	103,441,983			– 0	–	103,441,983

Total Investments in Securities		– 0	–	3,434,696,206			2,707,885		3,437,404,091
Other Financial Instruments (a):
Assets:
Futures		298,950		– 0	–		– 0	–	298,950
Forward Currency Exchange Contracts		– 0	–	1,668,132			– 0	–	1,668,132
Centrally Cleared Interest Rate Swaps		– 0	–	251,033			– 0	–	251,033
Credit Default Swaps		– 0	–	299,190			– 0	–	299,190
Liabilities:
Futures		(5,465,034)		– 0	–		– 0	–	(5,465,034)
Forward Currency Exchange Contracts		– 0	–	(2,939,141)			– 0	–	(2,939,141)
Centrally Cleared Credit Default Swaps		– 0	–	(1,330,916)			– 0	–	(1,330,916)
Centrally Cleared Interest Rate Swaps		– 0	–	(5,017,987)			– 0	–	(5,017,987)
Credit Default Swaps		– 0	–	(8,034,071)			– 0	–	(8,034,071)

Total		$ (5,166,084)		$3,419,592,446			$2,707,885		$3,417,134,247 (b)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Amounts of $44,253,704 and $1,539,790 for Asset-Backed Securities and Collateralized Mortgage Obligations, respectively, were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.